Tangible Equity Units (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Allocation of Tangible Equity Units
The proceeds from the issuance of the TEUs were allocated to equity and debt based on the relative fair value of the respective components of each TEU as follows:

(IN MILLIONS, EXCEPT FAIR VALUE PER TEU)	SPC	Amortizing Note	Total
Fair Value per TEU	$41.5	$8.5	$50.0

Gross Proceeds	$685.5	$139.5	$825.0
Less: Issuance costs	20.4	4.4	24.8
Net Proceeds	$665.1	$135.1	$800.2

Schedule of Stock Purchase Contract
Unless settled early at the holder’s or the Company's election, each SPC will automatically settle on September 15, 2021 for a number of shares of common stock per SPC based on the 20 day volume-weighted average price (“VWAP”) of the Company's common stock as follows:

VWAP of IFF Common Stock	Common Stock Issued
Equal to or greater than $159.54	0.3134 shares (minimum settlement rate)
Less than $159.54, but greater than $130.25	$50 divided by VWAP
Less than or equal to $130.25	0.3839 shares (maximum settlement rate)